UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-5611

Name of Fund: BlackRock MuniVest Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniVest Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.9%         $  2,550   Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
                                  Series A, 6.125% due 12/01/2024                                                        $    2,777
                          3,500   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75% due
                                  6/01/2011 (a)                                                                               3,764
                          5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due
                                  6/01/2012 (a)                                                                               5,443
                          6,500   Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International
                                  Paper Company Projects), AMT, Series A, 4.75% due 12/01/2030                                6,273
                          5,000   Selma, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (International
                                  Paper Company Project), Series B, 5.50% due 5/01/2020                                       5,264
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.9%            4,100   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                  Project 1), Series A, 6.75% due 7/01/2029                                                   4,172
                          2,100   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series E, 7.25% due 7/01/2031                                                               2,324
                            500   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series I, 6.10% due 7/01/2024                                                                 531
                          1,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series I, 6.30% due 7/01/2031                                                               1,071
                            560   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                  Project II), Series A, 6.75% due 7/01/2011 (a)                                                617
                          1,005   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                  Project II), Series A, 6.75% due 7/01/2021                                                  1,076
                          1,545   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                  Project), Series O, 5% due 7/01/2026                                                        1,541
-----------------------------------------------------------------------------------------------------------------------------------
California - 22.4%        9,290   California HFA, Home Mortgage Revenue Bonds, AMT, Series E, 4.75% due 2/01/2030             9,150
                         18,850   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                  Series A, 5.25% due 4/01/2039                                                              19,495
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniVest Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 10,665   California State, GO, 5.50% due 4/01/2014 (a)                                          $   11,699
                             10   California State, GO, 5.50% due 4/01/2030                                                      11
                          5,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                  Series C, 5.50% due 6/01/2022                                                               5,420
                          6,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                  Series C, 5.50% due 6/01/2023                                                               6,507
                         11,075   California State Public Works Board, Lease Revenue Bonds (Department of Mental Health
                                  - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                                 11,527
                         11,250   California State, Various Purpose, GO, 5.50% due 11/01/2033                                12,111
                          5,240   California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                  (Memorial Health Services), Series A, 6% due 10/01/2023                                     5,667
                          1,250   Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%
                                  due 12/01/2027                                                                              1,291
                         10,725   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (a)                                        12,942
                          3,750   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-4, 7.80% due 6/01/2013 (a)                                          4,511
                          1,425   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series A-5, 7.875% due 6/01/2013 (a)                                         1,719
                         13,900   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds, Series B, 5.375% due 6/01/2010 (a)                                          14,507
                         14,800   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                           14,676
                          3,300   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                             3,492
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 1.1%           2,500   Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt Obligor Group),
                                  Series D, 5.125% due 11/15/2029                                                             2,584
                            560   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 6.60%
                                  due 5/01/2028                                                                                 575
                            200   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                  due 4/01/2031                                                                                 201
                          3,000   Colorado Health Facilities Authority Revenue Bonds (Lutheran Medical Center),
                                  Series A, 5.25% due 6/01/2034                                                               3,074
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.5%        2,810   Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                  Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                2,974
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.8%            6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), Series C, 5.25% due 11/15/2036                                   6,212
                         11,460   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                  Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                           11,740
                         10,320   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                  (Adventist Health System), 5.625% due 11/15/2012 (a)                                       11,239
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.4%         $  1,100   Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                  Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2037                     $    1,115
                            250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                  due 1/01/2018 (e)                                                                             284
                          4,600   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                  due 1/01/2018                                                                               5,261
                            250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series Y, 10%
                                  due 1/01/2010 (e)                                                                             287
                          4,390   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                  College and State University Foundation), 5.50% due 9/01/2014 (a)                           4,671
                          3,500   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                  College and State University Foundation), 5.625% due 9/01/2014 (a)                          3,748
                          4,785   Monroe County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                  Corporation-Scherer), Series A, 6.80% due 1/01/2011                                         5,221
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%                330   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2, 6.90%
                                  due 1/01/2027                                                                                 338
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 11.5%          5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2019 (c)                                   5,318
                         11,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2029 (n)                                                           12,444
                             75   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (d)(k)          77
                         10,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                  Management LLC Project), AMT, 6% due 11/01/2023                                            10,312
                          2,140   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                  Providers Facilities), Series A, 6.50% due 7/01/2022                                        2,299
                          1,365   Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                  Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                            1,380
                            455   Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023            460
                          2,695   Illinois State Finance Authority, Revenue Bonds (Community Rehabilitation Providers
                                  Facilities), 4.625% due 7/01/2027                                                           2,631
                             13   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                                  DRIVERS, Series 283, 7.313% due 2/01/2018 (f)(m)                                               15
                          1,005   McLean and Woodford Counties, Illinois, Community Unit School District Number 005,
                                  GO, Refunding, 6.25% due 12/01/2014 (i)                                                     1,101
                            845   McLean and Woodford Counties, Illinois, Community Unit School District Number 005,
                                  GO, Refunding, 6.375% due 12/01/2016 (i)                                                      931
                         18,550   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (c)     20,099

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $  3,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                                  11/01/2020 (h)                                                                         $    4,267
                          4,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                  6/01/2020 (f)                                                                               5,368
                          1,870   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                  Series A, 6.50% due 11/01/2010 (a)(i)                                                       2,026
                            505   Will County, Illinois, School District Number 122 (New Lenox Elementary), GO,
                                  Series A, 6.50% due 11/01/2013 (i)                                                            545
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 9.0%           16,350   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                                  (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                                 16,820
                          6,500   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                  Refunding Bonds (Clarian Health Obligation), Series B, 5% due 2/15/2033                     6,563
                          4,290   Indiana State, HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80% due
                                  1/01/2017 (j)                                                                               4,390
                          8,195   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80% due
                                  12/01/2016                                                                                  9,521
                         15,335   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                                  Series D, 6.75% due 2/01/2014                                                              17,144
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%             3,805   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds (Mortgage-Backed
                                  Securities Program), AMT, Series A-4, 5.95% due 12/01/2033 (d)                              3,857
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 3.5%          20,100   Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                                  Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25% due 10/01/2036                    20,788
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.1%          6,220   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                  Missionaries of Our Lady Health System, Inc.), Series A, 5% due 8/15/2033                   6,328
                         11,660   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                  Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036               12,076
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.3%                775   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds (Avesta
                                  Housing Development Corporation Project), Series A, 5.70% due 8/01/2021                       808
                          1,190   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds (Avesta
                                  Housing Development Corporation Project), Series A, 6% due 2/01/2034                        1,251
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.0%           9,030   Maryland State Community Development Administration, Department of Housing and
                                  Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.85%
                                  due 9/01/2037                                                                               8,930
                          3,250   Maryland State Community Development Administration, Department of Housing and
                                  Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.90%
                                  due 9/01/2042                                                                               3,212
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.1%      2,035   Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, 9.25% due 1/01/2011 (e)    2,344
                          3,010   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                                  Transportation System), Series A, 7% due 3/01/2019                                          3,648
                          3,955   Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 4.85% due
                                  6/01/2040                                                                                   3,885
                         30,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50% due
                                  7/15/2019 (e)                                                                              35,312
                          3,480   Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A, 6%
                                  due 8/01/2010 (a)(f)                                                                        3,728
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 8.6%        $  2,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                  Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (a)    $    2,754
                          3,715   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                  Clemens General Hospital), Series B, 5.75% due 11/15/2025                                   3,879
                          4,250   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                  Clemens General Hospital), Series B, 5.875% due 11/15/2034                                  4,491
                          1,900   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                  (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                       2,017
                          3,125   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Oakwood
                                  Obligated Group), Series A, 5% due 7/15/2025                                                3,182
                          2,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Oakwood
                                  Obligated Group), Series A, 5% due 7/15/2037                                                2,020
                          5,500   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow
                                  Obligated Group), 5% due 11/15/2031                                                         5,598
                          3,650   Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor Group),
                                  Series A, 5% due 4/15/2036                                                                  3,697
                          9,000   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                  Group), Series A, 5% due 12/01/2031                                                         9,233
                          3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                                  System), Series A, 5.25% due 11/15/2032                                                     3,122
                         10,600   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                                  System), Series A, 5% due 11/15/2038                                                       10,751
                          1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Sinai Hospital),
                                  6.70% due 1/01/2026                                                                         1,008
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.5%          7,235   Minneapolis, Minnesota, Health Care System Revenue Bonds (Allina Health System),
                                  Series A, 5.75% due 11/15/2032                                                              7,690
                          1,405   Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud Hospital
                                  Obligation Group), Series A, 6.25% due 5/01/2017 (i)                                        1,503
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.2%        9,160   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                  Company Project), Series A, 6.80% due 4/01/2022                                            11,095
                          4,500   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                  Company Project), Series B, 6.70% due 4/01/2022                                             5,405
                         20,705   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                  Resources Inc. Project), 5.875% due 4/01/2022                                              20,917
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.5%           2,600   Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding
                                  Bonds (Branson), Series A, 5.50% due 12/01/2032                                             2,716
                            220   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                                  Loan), AMT, Series A, 7.50% due 3/01/2031 (d)                                                 230
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 1.0%         $  6,000   Forsyth, Montana, PCR, Refunding (Portland General Electric Company), Series A, 5.20%
                                  due 5/01/2033                                                                          $    6,118
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.1%             285   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C, 6.30%
                                  due 9/01/2028 (d)(k)                                                                          287
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%             1,140   Nevada Housing Division Revenue Bonds (Multi-Unit Housing), AMT, Issue B, 7.45% due
                                  10/01/2017 (b)                                                                              1,142
                              5   Nevada Housing Division Revenue Bonds (S/F Program), AMT, Series A, 6.55% due
                                  10/01/2012 (j)                                                                                  5
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%      2,675   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                  (Elliot Hospital), Series B, 5.60% due 10/01/2022                                           2,817
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.1%         9,080   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            9,498
                          2,885   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                            3,099
                          2,855   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                            3,008
                          6,695   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                            7,155
                          5,980   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                  7% due 6/01/2013 (a)                                                                        6,953
                          7,500   Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                  Series 1A, 5% due 6/01/2041                                                                 7,312
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.6%         3,300   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                                  Juan Project), Series A, 5.80% due 4/01/2022                                                3,331
-----------------------------------------------------------------------------------------------------------------------------------
New York - 1.9%             400   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                  Refunding Bonds, VRDN, Series B, 3.82% due 11/01/2022 (i)(l)                                  400
                          1,125   New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                  Series 283, 8.40% due 11/15/2015 (m)                                                        1,298
                            965   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (f)                  1,040
                          6,480   New York City, New York, GO, Series F, 5.25% due 1/15/2033                                  6,791
                             20   New York City, New York, GO, Series I, 6.25% due 4/15/2017 (n)                                 20
                            400   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                  Sub-Lien, VRDN, Series 4V, 3.73% due 4/01/2022 (i)(l)                                         400
                          1,200   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                  Bonds, VRDN, Series C, 3.70% due 1/01/2032 (h)(l)                                           1,200
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%     4,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                  Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035        4,305
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.6%               2,500   Ohio HFA, Mortgage Revenue Refunding Bonds, AMT, Series A, 4.90% due 9/01/2036 (o)          2,488
                          1,000   Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds (MedCentral Health
                                  System), 5.25% due 11/15/2036                                                               1,035
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 1.0%           5,750   Oklahoma Development Finance Authority, Revenue Refunding Bonds (St. John Health
                                  System), 5% due 2/15/2038                                                                   5,865
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.1%       2,440   Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital
                                  Acquisition, 6.125% due 12/15/2010 (a)(c)                                                   2,623

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $  6,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                  of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031              $    6,704
                          1,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                  Revenue Bonds (Arbor House Inc. Project), Series E, 6.10% due 7/01/2033                     1,057
                          1,355   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                  Revenue Bonds (Rieder House Project), Series A, 6.10% due 7/01/2033                         1,432
                          9,280   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                  Healthcare System), Series B, 7.125% due 12/01/2011 (a)                                    11,062
                          1,340   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                  (Guthrie Healthcare System), Series A, 6.25% due 12/01/2011 (a)                             1,478
                            410   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                  (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                   445
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.1%     1,000   Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                  (International Paper Company Project), AMT, Series A, 5.55% due 12/01/2029                  1,050
                          3,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                  Refunding and Improvement Bonds, 5.50% due 11/01/2032                                       3,669
                          2,450   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                  Refunding Bonds, 6.50% due 8/15/2012 (a)                                                    2,749
                          5,000   Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds
                                  (International Paper), AMT, 6.10% due 4/01/2023                                             5,398
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.4%       2,605   South Dakota State Health and Educational Facilities Authority Revenue Bonds
                                  (Sanford Health), 5% due 11/01/2040                                                         2,659
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.6%          2,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                  Newsprint), AMT, 7.40% due 12/01/2022                                                       2,027
                          6,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                  Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (a)                     7,298
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 14.1%             7,290   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises, Inc.), First
                                  Tier, Series A, 6.70% due 1/01/2011 (a)                                                     7,963
                          3,055   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project), AMT,
                                  Series A, 7.70% due 4/01/2033                                                               3,437
                          3,345   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental (Dow
                                  Chemical Company Project), Series B-2, 4.95% due 5/15/2033                                  3,366
                         11,460   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                  Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due
                                  5/15/2033                                                                                  12,521
                          3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                  Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (a)(g)                  3,302

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 10,250   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                  Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due
                                  4/01/2026                                                                              $   10,367
                          6,000   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (International
                                  Paper Company), AMT, Series A, 6.10% due 8/01/2024                                          6,367
                          5,500   Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien,
                                  Series G, 5.75% due 11/15/2020 (c)                                                          5,866
                          1,790   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT,
                                  6.375% due 1/01/2023                                                                        1,909
                          1,875   Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2010 (a)      2,007
                            155   Mansfield, Texas, Independent School District, GO, Refunding, 6.625% due 2/15/2015            166
                          9,355   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                  (Centerpoint Energy Project), 5.60% due 3/01/2027                                           9,891
                          5,225   Midway, Texas, Independent School District, GO, Refunding, 6.125% due 8/15/2014             5,563
                          2,700   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                  6.45% due 11/01/2030                                                                        2,884
                          5,000   Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B, 6.70%
                                  due 11/01/2030                                                                              5,430
                          3,930   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                  Energy Company LLC), Series C, 5.20% due 5/01/2028                                          3,954
-----------------------------------------------------------------------------------------------------------------------------------
Vermont - 0.2%            1,000   Vermont Educational and Health Buildings Financing Agency, Developmental and Mental
                                  Health Revenue Bonds (Howard Center for Human Services), Series A, 6.375% due
                                  6/15/2022                                                                                   1,052
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.6%           1,425   Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company),
                                  Series A, 5.875% due 6/01/2017                                                              1,519
                          2,250   Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                  Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                                2,274
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 4.6%             3   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 255,
                                  7.811% due 7/01/2018 (h)(m)                                                                     3
                          2,370   Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
                                  6.125% due 12/01/2032                                                                       2,426
                            407   Washington State, GO, Trust Receipts, Class R, Series 6, 7.84% due 1/01/2014 (i)(m)           450
                          7,800   Washington State Housing Financing Commission, S/F Program Revenue Bonds, AMT,
                                  Series 2A, 4.70% due 12/01/2038 (d)(k)                                                      7,488
                         14,320   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                  Number 1), Series B, 7.125% due 7/01/2016                                                  17,577
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.7%          1,765   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                   1,893
                          5,000   Wisconsin State Health and Educational Facilities Authority, Mortgage Revenue Bonds
                                  (Hudson Memorial Hospital), 5.70% due 1/15/2029 (j)                                         5,297
                          3,040   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                  (SynergyHealth Inc.), 6% due 11/15/2032                                                     3,281
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            $  8,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 1.5%                    Project), AMT, 6.50% due 7/01/2021                                                     $    8,960
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds  (Cost - $778,208) - 136.6%                                         822,719
-----------------------------------------------------------------------------------------------------------------------------------
                                  Municipal Bonds Held in Trust (r)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 7.5%          14,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2020 (c)                                  14,889
                         17,080   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                  Series B-2, 6% due 1/01/2027 (c)                                                           18,966
                          2,975   Kane and De Kalb Counties, Illinois, Community Unity School District Number 302, GO,
                                  5.75% due 2/01/2018 (f)                                                                     3,288
                          2,710   Kane and De Kalb Counties, Illinois, Community Unity School District Number 302, GO,
                                  5.75% due 2/01/2019 (f)                                                                     2,995
                          4,780   Kane and De Kalb Counties, Illinois, Community Unity School District Number 302, GO,
                                  5.75% due 2/01/2021 (f)                                                                     5,283
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.4%     20,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                  Series A, 5% due 8/15/2030 (i)                                                             20,930
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.2%          13,500   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                  Tax Secured, Series B, 6.25% due 11/15/2018                                                14,541
                         26,750   New York State Dormitory Authority, State University Educational Facilities Revenue
                                  Refunding Bonds, Series 1989, 6% due 5/15/2010 (a)(c)                                      28,627
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.2%             6,610   Portland, Oregon, Sewer System Revenue Bonds, Series A, 5.75% due 8/01/2010 (a)(f)          6,989
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 6.3%             20,970   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                  Bonds (School Health Care System), Series B24,680% due 7/01/2027 (e)                       24,680
                         12,500   San Antonio, Texas,  Electric and Gas Revenue Bonds, Series A, 5.75% due 2/01/2010 (a)     13,102
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.7%        11,660   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                  Station), Series A, 5.75% due 7/01/2018 (c)                                                12,601
                          7,015   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia Generating
                                  Station), Series B, 6% due 7/01/2018 (h)                                                    7,661
                         14,700   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 1),
                                  Series B, 6% due 7/01/2017 (c)                                                             16,029
                         15,385   Washington State, Various Purpose, GO, Series B, 6% due 1/01/2010 (a)(i)                   16,195
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost - $199,204) - 34.3%                             206,776
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

                         Shares
                           Held     Short-Term Securities                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                          8,700     Merrill Lynch Institutional Tax-Exempt Fund, 3.60% (p)(q)                            $    8,700
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities  (Cost - $8,700) - 1.4%                                       8,700
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments  (Cost - $986,112*)  - 172.3%                                       1,038,195
                                    Liabilities in Excess of Other Assets - (0.4%)                                           (2,636)
                                    Liability for Trust Certificates, Including Interest Expense Payable - (16.4%)
                                                                                                                            (98,708)
                                    Preferred Stock, at Redemption Value - (55.5%)                                         (334,318)
                                                                                                                         ----------
                                                                                                                         ----------
                                    Net Assets Applicable to Common Stock - 100.0%                                       $  602,533
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 892,469
                                                                      =========
      Gross unrealized appreciation                                   $  50,603
      Gross unrealized depreciation                                      (2,485)
                                                                      ---------
      Net unrealized appreciation                                     $  48,118
                                                                      =========

(a)   Prerefunded.
(b)   FNMA Collateralized.
(c)   MBIA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   Radian Insured.
(h)   AMBAC Insured.
(i)   FSA Insured.
(j)   FHA Insured.
(k)   FHLMC Collateralized.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
(o)   GNMA Collateralized.

BlackRock MuniVest Fund, Inc.
Schedule of Investments as of May 31, 2007 (Unaudited)            (in Thousands)

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                       Net               Dividend
                                                    Activity             Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
       Tax-Exempt Fund                               8,278                $259
      --------------------------------------------------------------------------

(q)   Represents the current yield as of May 31, 2007.
(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of May 31, 2007 were as follows:

      --------------------------------------------------------------------------
                                                         Notional    Unrealized
                                                          Amount    Appreciation

      --------------------------------------------------------------------------
      Pay a fixed rate of 3.595% and receive
        a floating rate based on 1-Week Bond
        Market Association Rate

      Broker, JPMorgan Chase
      Expires June 2017                                 $ 17,250       $     307

      Pay a fixed rate of 3.7575% and receive
        a floating rate based on 1-Week Bond
        Market Association Rate

      Broker, JPMorgan Chase
      Expires July 2017                                 $ 25,000             141

      Pay a fixed rate of 3.769% and receive
        a floating rate based on 1-Week Bond
        Market Association Rate

      Broker, Goldman Sachs, Inc.
      Expires August 2017                               $ 18,000              92

      Pay a fixed rate of 3.662% and receive
        a floating rate based on 1-Week Bond
        Market Association Rate

      Broker, JPMorgan Chase
      Expires August 2017                               $ 25,000             331
      --------------------------------------------------------------------------
      Total                                                            $     871
                                                                       =========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniVest Fund, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniVest Fund, Inc.

Date: July 24, 2007